Annual Total Returns[BarChart] - PROFUND VP ULTRASMALL-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.83%)	29.51%	86.66%	5.38%	(12.97%)	39.59%	25.20%	(26.95%)	47.33%	16.39%